Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Information

NOTE 13: SEGMENT INFORMATION

The Company reports financial information and evaluates its operations by charter revenues. The Company does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

The following table sets out operating revenue by geographic region for the Company’s reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Asia	$89,271	$108,508	$34,233
Europe	52,261	25,413	4,955
Total Revenue	$141,532	$133,921	$39,188